Net income (loss) per share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
The following table presents the calculation of basic and diluted net (loss) income per share:

	Year Ended December 31,
	2021	2022	2023
Numerator:
Net loss	$(68,979)	$(83,661)	$(29,373)

Denominator:
Weighted-average shares used in computing net loss per share, basic and diluted	53,201,603	75,718,623	77,752,960
Net loss per share, basic and diluted	$(1.30)	$(1.10)	$(0.38)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share
Potentially dilutive securities that were not included in the diluted per share calculations because they would be anti-dilutive were as follows:

	Year Ended December 31,
	2021	2022	2023

Outstanding share options	9,981,394	8,362,930	7,351,399
RSUs	967,797	2,866,980	4,003,336
Total	10,949,191	11,229,910	11,354,735